Shareholder Report, Holdings (Details) - C000005468	Jun. 30, 2026
Top10HoldingTaiwan Semiconductor ManufacturingBNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Top10HoldingSamsung ElectronicsBNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Top10HoldingASML HoldingBNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Top10HoldingAstraZenecaBNY-B01DCL2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Top10HoldingRenesas ElectronicsBNY-6635677
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Top10HoldingCanadian National RailwayBNY-136375102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Top10HoldingSiemens EnergyBNY-BMTVQK9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Top10HoldingAirbusBNY-4012250
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Top10HoldingSchneider ElectricBNY-4834108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Top10HoldingMercadoLibreBNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%